Share Purchase Warrants (Details 1)	12 Months Ended
Jan. 31, 2026 $ / shares shares
Share Purchase Warrants
Number of warrants | shares	3,571,429
Exercise price per share | $ / shares	$ 0.11
Expire date	March 14, 2028